Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares						Value ($)
	COMMON STOCK - 0.0% *
	OIL & GAS - 0.0% *
10,554	Frontera Energy Corp.					26,068
	TOTAL COMMON STOCK (Cost - $937,302)					26,068

Principal Amount ($)			Variable Rate	Interest Rate	Maturity
	BONDS & NOTES - 59.2%
	ADVERTISING - 0.1%
110,000	Interpublic Group of Cos., Inc.			4.6500	10/1/2028	112,225
60,000	Interpublic Group of Cos., Inc.			5.4000	10/1/2048	64,524
337,000	Omnicom Group, Inc.			3.6250	5/1/2022	342,931
						519,680
	AEROSPACE / DEFENSE - 0.1%
125,000	Lockheed Martin Corp.			4.7000	5/15/2046	153,782
249,000	Northrop Grumman Corp.			2.0800	10/15/2020	248,040
25,000	Transdigm, Inc. (b)			6.2500	3/15/2026	24,906
10,000	Transdigm, Inc.			6.3750	6/15/2026	9,575
20,000	Transdigm, Inc. (b)			5.5000	11/15/2027	17,950
						454,253
	AGRICULTURE - 0.1%
340,000	BAT Capital Corp.			2.7640	8/15/2022	334,152
130,000	Reynolds American, Inc.			4.0000	6/12/2022	131,832
						465,984
	AIRLINES - 0.2%
340,000	Delta Airlines, Inc.			3.4000	4/19/2021	309,579
230,000	Delta Airlines, Inc.			3.6250	3/15/2022	212,421
200,000	Latam Finance Ltd. (b)			7.0000	3/1/2026	91,104
						613,104
	AUTO MANUFACTURERS - 0.3%
380,000	Daimler Finance North America LLC (b)			2.3000	2/12/2021	370,168
345,000	General Motors Financial Co., Inc. (c)		3 Month LIBOR + 0.99	2.8902	1/5/2023	279,287
285,000	Hyundai Capital America (b)			2.8500	11/1/2022	278,310
						927,765
	AUTOMOBILE ABS - 0.5%
376,865	Arivo Acceptance Auto Loan Receivables Trust 2019-1 (b)			2.9900	7/15/2024	366,871
172,775	GLS Auto Receivables Trust 2018-3 (b)			3.3500	8/15/2022	172,263
378,630	GLS Auto Receivables Trust 2019-1 (b)			3.3700	1/17/2023	377,031
500,000	Tesla Auto Lease Trust 2019-A (b)			2.6800	1/20/2023	473,864
403,968	Westlake Automobile Receivables Trust 2018-2 (b)			3.2000	1/16/2024	402,724
						1,792,753
	BANKS - 2.3%
300,000	Banco Bradesco SA/Cayman Islands			5.9000	1/16/2021	301,875
500,000	Banco Continental SA Via Continental Senior Trustees Cayman Ltd			5.5000	11/18/2020	498,750
300,000	Banco do Brasil SA (c)		10 Year Treasury Note + 7.78	8.5000	12/31/2049	297,750
150,000	Banco Internacional del Peru (c)		3 Month LIBOR + 6.74	8.5000	4/23/2070	146,250
150,000	Banco Macro SA (c)		5 Year Swap Rate + 5.46	6.7500	11/4/2026	90,751
600,000	Banco Mercantil del Norte SA (c)		5 Year Treasury Note + 5.04	6.8750	10/6/2166	456,006
200,000	Banco Mercantil del Norte SA (c)		10 Year Treasury Note + 5.35	7.6250	10/6/2166	152,500
600,000	Banco Nacional de Comercio Exterior SNC (c)		5 Year Treasury Note + 3.00	3.8000	8/11/2026	541,956
300,000	Banco Reservas			7.0000	2/1/2023	282,750
200,000	Bancolombia SA (c)		5 Year Treasury Note + 2.94	4.6250	12/18/2029	175,000
200,000	Bangkok Bank PCL			4.8000	10/18/2020	202,988
200,000	Banistmo SA			3.6500	9/19/2022	183,626
80,000	Bank of Montreal (c)		5 Year Swap Rate + 1.43	3.8030	12/15/2032	77,704
145,000	Bank of Nova Scotia			3.4000	2/11/2024	152,296
200,000	Bsnk of Philippine Island			2.5000	9/10/2024	190,784
750,000	BBVA Bancomer SA			6.5000	3/10/2021	751,350
200,000	BDO Unibank, Inc.			2.9500	3/6/2023	198,015
235,000	Citigroup, Inc. (c)		3 Month LIBOR + 1.10	2.7917	5/17/2024	224,457
500,000	Citigroup, Inc. (c)		3 Month LIBOR + 1.02	2.6034	6/1/2024	466,037
700,000	DBS Group Holdings Ltd. (c)		5 Year Swap + 2.39	3.6000	12/29/2049	642,250
300,000	Global Bank Corp.			4.5000	10/20/2021	292,650
60,000	JPMorgan Chase & Co. (c)		3 Month LIBOR + 1.10	2.0989	6/7/2021	59,768
200,000	Macquarie Bank Ltd. (b)			2.1000	10/17/2022	198,080
500,000	Malayan Banking Bhd (c)		5 Year Swap 2.54	3.9050	10/29/2026	506,685
195,000	Mitsubishi UFJ Financial Group, Inc. (c)		3 Month LIBOR + 0.74	2.3204	3/2/2023	185,375
50,000	Scotiabank Peru SAA (c)		3 Month LIBOR + 3.86	4.5000	12/13/2027	47,000
430,000	Sumitomo Mitsui Financial Group, Inc.			2.0580	7/14/2021	426,512
280,000	Toronto-Dominion Bank (The) (c)		SOFRRATE + 0.48	1.6487	1/27/2023	262,278
200,000	United Overseas Bank Ltd. (c)		5 Year Swap + 1.65	2.8800	3/8/2027	196,504
600,000	United Overseas Bank Ltd. (c)		5 Year Treasury + 1.50	3.7500	4/15/2029	614,299
						8,822,246
	BEVERAGES - 0.0% *
35,000	Cott Holdings, Inc. (b)			5.5000	4/1/2025	33,950

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	BUILDING MATERIALS - 0.3%
330,000	Carrier Global Corp. (b)			1.9230	2/15/2023	324,880
400,000	Cemex SAB			6.1250	5/5/2025	354,996
15,000	Griffon Corp. (b)			5.7500	3/1/2028	14,100
85,000	Owens Corning			4.4000	1/30/2048	72,490
300,000	Tecnoglass, Inc.			8.2000	1/31/2022	251,982
						1,018,448
	CHEMICALS - 0.1%
300,000	CNAC HK Finbridge CO. LTD			3.5000	7/19/2022	301,516
15,000	DowDuPont, Inc.			3.7660	11/15/2020	15,047
200,000	Syngenta Finance NV			5.6760	4/24/2048	160,594
						477,157
	COAL - 0.0% *
15,000	Peabody Energy Corp. (b)			6.0000	3/31/2022	10,200
25,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (b)			7.5000	6/15/2025	18,000
						28,200
	COMMERCIAL MBS - 7.4%
215,000	AREIT 2019-CRE3 Trust (b,c)		1 Month LIBOR + 2.65	3.3546	9/14/2036	152,172
1,111,000	Atrium Hotel Portfolio Trust 2017-ATRM (b,c)		1 Month LIBOR + 3.05	3.7546	12/15/2036	862,465
265,000	BAMLL Commercial Mortage Securities Trust 2019-AHT (b,c)		1 Month LIBOR + 2.50	3.2046	3/15/2034	200,258
243,000	Bancorp Commercial Mortgage 2019-CRE5 Trust D (b,c)		1 Month LIBOR + 2.35	3.0546	3/15/2036	207,795
142,000	Bancorp Commercial Mortgage 2019-CRE6 Trust (b,c)		1 Month LIBOR + 2.30	3.0046	9/15/2036	119,895
106,000	Barclays Commercial Mortgage Trust 2019-C3			4.0960	5/15/2052	97,752
115,000	BBCMS 2017-DELC Mortgage Trust C (b,c)		1 Month LIBOR + 1.70	2.4046	8/15/2036	83,528
231,000	BBCMS 2017-DELC Mortgage Trust D (b,c)		1 Month LIBOR + 2.50	3.2046	8/15/2036	164,107
230,000	BBCMS 2017-DELC Mortgage Trust E (b,c)		1 Month LIBOR + 3.50	4.2046	8/15/2036	135,998
101,000	BBCMS 2017-DELC Mortgage Trust F (b,c)		1 Month LIBOR + 1.20	1.9046	8/15/2036	74,932
719,000	BBCMS 2018-TALL Mortgage Trust A (b,c)		1 Month LIBOR + 0.72	1.4266	3/15/2037	666,809
32,734,000	BB-UBS Trust 2012-SHOW XA (b,d,g)			0.5958	11/5/2024	848,338
18,022,000	BB-UBS Trust 2012-SHOW XB (b,d,g)			0.1438	11/5/2024	147,510
599,000	BFLD 2019-DPLO (b,c)		1 Month LIBOR + 2.24	2.9446	10/15/2034	520,379
130,000	BHP Trust 2019-BXHP (b,c)		1 Month LIBOR + 2.57	3.2723	8/15/2036	105,312
144,000	Braemar Hotels & Resorts Trust 2018-Prime F (b,c)		1 Month LIBOR + 2.90	3.6046	6/15/2035	105,748
207,000	BX Commercial Mortgage Trust 2018-BIOA D (b,c)		1 Month LIBOR + 1.32	2.0257	3/15/2037	173,842
169,150	BX Trust 2017-SLCT D (b,c)		1 Month LIBOR + 2.05	2.7546	7/15/2034	140,394
286,450	BX Trust 2017-SLCT E (b,c)		1 Month LIBOR + 3.15	3.8546	7/15/2034	203,379
408,324	BX Trust 2018-EXCL (b,c)		1 Month LIBOR + 1.09	1.7923	9/15/2020	356,554
100,000	BX Trust 2018-GW D (b,c)		1 Month LIBOR + 1.77	2.4746	5/15/2035	82,029
442,000	BX Trust 2019-MMP B (b,c)		1 Month LIBOR + 1.30	2.0046	8/15/2036	411,276
129,000	BX Trust 2019-MMP F (b,c)		1 Month LIBOR + 2.79	3.4967	8/15/2036	92,983
100,000	BX Trust 2019-OC11 E (b, d)			4.0755	12/9/2041	67,015
111,000	BXMT 2017-FL1 Ltd. C (b, c)		1 Month LIBOR + 1.95	2.7501	6/15/2035	97,900
526,000	BXMT 2020-FL2 Ltd. (b, c)		1 Month LIBOR + 1.65	2.4501	2/16/2037	403,366
116,000	Carbon Capital VI Commercial Mortgage 2019-FL2 Trust (b,c)		1 Month LIBOR + 2.85	3.5546	10/15/2035	97,620
2,868,636	CD 2017-CD4 Mortgage Trust XA (d,g)			1.3061	5/10/2050	182,238
259,000	CF Trust 2019-MF1 F (b,c)		1 Month LIBOR + 2.95	3.9500	8/15/2021	170,587
105,000	CFCRE Commercial Mortgage Trust 2017- C8 B (d)			4.1985	6/15/2050	100,766
6,151,786	CFCRE Commerical MortageTrust 2017-C8 XA (d, g)			1.6148	6/15/2050	474,712
2,302,000	CFCRE Commercial Mortgage Trust 2017-C8 XB (d, g)			0.9478	6/15/2050	132,298
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (b)			5.2948	2/15/2033	1,006,795
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (b)			6.0994	2/15/2033	592,527
391,000	CHT 2017-COSMO Mortgage Trust E (b,c)		1 Month LIBOR + 3.00	3.7046	11/15/2034	301,379
185,000	CHT 2017-COSMO Mortgage Trust F (b,c)		1 Month LIBOR + 3.74	4.4458	11/15/2034	138,185
604,894	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,d)			2.0531	9/10/2045	20,734
6,175,759	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d,g)			1.1768	5/10/2047	245,357
4,381,269	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)			1.0540	10/10/2047	162,092
224,000	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,d)			4.5770	2/10/2048	179,322
1,945,389	Citigroup Commercial Mortgage Trust 2016-GC36 D (d, g)			1.2679	2/10/2049	107,938
72,000	Citigroup Commercial Mortgage Trust 2016-GC36 XA (b)			2.8500	2/10/2049	51,054
4,254,240	Citigroup Commercial Mortgage Trust 2016-P3 XA (d,g)			1.7032	4/15/2049	308,059
796,000	Citigroup Commercial Mortgage Trust 2018-TBR (b,c)		1 Month LIBOR + 1.80	2.5046	12/15/2036	526,280
100,000	Citigroup Commercial Mortgage Trust 2020-555 (b)			3.6197	12/10/2041	55,449
775,367	COMM 2012-CCRE3 Mortgage Trust XA (d)			2.0686	10/15/2045	28,274
152,000	COMM 2012-CCRE4 Mortgage Trust D (b,d)			4.5930	11/15/2022	72,719
691,747	COMM 2012-LC4 Mortgage XA Trust (b,d,g)			2.1014	12/10/2044	19,252
7,985,737	COMM 2013-CCRE12 Mortgage Trust XA (d,g)			1.1254	10/10/2046	264,968
5,347,409	COMM 2013-LC6 Mortgage Trust XA (d,g)			1.3729	1/10/2023	155,188
644,150	COMM 2014-UBS4 F Mortgage Trust (b,h)			3.7500	8/10/2047	162,970
1,153,576	COMM 2014-UBS4 G Mortgage Trust (b,h)			3.7500	8/10/2047	95,524
5	COMM 2014-UBS4 V Mortgage Trust *** (b,d,h)			0.0010	8/10/2047	-
2,224,304	COMM 2015-CCRE22 Mortgage Trust XA (d,g)			0.8946	3/10/2048	70,773
79,000	COMM 2016-CR28 Mortgage Trust (d)			4.6470	2/10/2049	67,253
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 7.4% (Continued)
9,948,892	CSAIL 2017-CX9 Commercial Mortgage Trust XA (d,g)			0.8805	9/15/2050	330,204
10,492,292	CSAIL 2017-CX10 Commercial Mortgage Trust (d,g)			0.7210	11/15/2027	425,840
623,000	CSMC Trust 2017-CHOP D (b,c)		1 Month LIBOR + 1.90	2.6046	7/15/2032	498,105
57,000	CSMC Trust 2017-CHOP E (b,c)		1 Month LIBOR + 3.30	4.0046	7/15/2032	47,450
171,000	CSMC Trust 2017-LSTK C (b)			3.2294	4/5/2021	167,413
204,000	CSMC Trust 2017-LSTK D (b,d)			3.3305	4/5/2021	197,047
59,000	Fontainebleau Miami Beach Trust 2019-FBLU E (b)			4.0950	12/10/2036	42,890
59,000	Fontainebleau Miami Beach Trust 2019-FBLU G (b, d)			4.0950	12/10/2036	37,626
107,000	Fontainebleau Miami Beach Trust 2019-FBLU H (b,d)			4.0950	12/10/2036	60,185
526,000	GPMT 2018-GPP Mortgage Trust (b,c)		1 Month LIBOR + 2.95	3.7229	11/21/2035	439,672
290,000	GS Mortgage Securities Corp Trust 2018-TWR (b,c)		1 Month LIBOR + 3.92	4.6293	7/15/2031	209,978
250,000	GS Mortgage Securities Corp Trust 2019-SMP (b,c)		1 Month LIBOR + 3.10	3.8046	8/15/2032	193,339
690,000	GS Mortgage Securities Trust 2014-GC26 D (b,d)			4.5145	11/10/2047	566,904
100,000	GSCG 2019-600C D (b)			3.7644	9/6/2034	87,296
100,000	GSCG 2019-600C E (b,d)			4.1179	9/6/2034	82,985
231,000	Hawaii Hotel Trust 2019-MAUI (b,c)		1 Month LIBOR + 2.75	3.4546	5/15/2038	159,494
511,000	Hilton Orlando Trust 2018-ORL B (b,c)		1 Month LIBOR + 1.05	1.7546	12/15/2034	420,235
91,721	HPLY Trust 2019-HIT F (b,c)		1 Month LIBOR + 3.15	3.8546	11/15/2026	54,810
199,882	HPLY Trust 2019-HIT G (b,c)		1 Month LIBOR + 3.90	4.6046	11/15/2026	96,611
11,901	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)			0.4197	5/15/2045	2
134,444	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS			5.3370	5/15/2047	129,147
115,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 D (b,d)			5.6644	2/15/2046	111,062
334,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C3 E (b,d)			5.6644	2/15/2046	310,874
567,325	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (d)			1.5828	5/15/2045	14,351
658,424	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)			1.8209	10/15/2045	23,331
525,733	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-CBX XA (d)			1.6533	6/15/2045	9,463
106,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 (b,d)			4.6031	7/15/2047	88,709
34,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B			3.4595	8/15/2049	31,081
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B (b,c)		1 Month LIBOR + 1.10	1.8046	2/15/2035	1,012,848
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C (b,c)		1 Month LIBOR + 1.30	2.0046	2/15/2035	128,043
786,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b,c)		1 Month LIBOR + 2.60	3.9768	7/5/2023	663,487
500,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT (b)			5.5422	7/5/2023	372,791
642,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP A (b,c)		1 Month LIBOR + 0.96	1.6646	7/15/2036	597,855
305,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP F (b,c)		1 Month LIBOR + 3.00	3.7046	7/15/2036	270,533
39,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES C (b)			4.3427	5/5/2032	34,397
40,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES D (b,d)			4.4521	5/5/2032	33,914
47,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES E (b,d)			4.4521	5/5/2032	39,359
49,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES F (b,d)			4.4521	5/5/2032	38,184
53,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES G (b,d)			4.4521	5/5/2032	36,991
144,000	JPMBB Commercial Mortgage Securities Trust 2014-C23 (b,d)			3.3640	9/15/2047	95,839
8,247,236	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)			0.9905	11/15/2047	258,401
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C29 B (d)			4.1180	5/15/2048	96,559
12,523,505	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (d,g)			0.9375	3/15/2050	632,738
123,854	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,d)			0.6823	11/15/2038	30
103,211	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,d)			0.6823	11/15/2038	25
633,073	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,d)			1.5245	8/15/2045	16,049
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (d,g)			0.1673	11/15/2052	209,161
106,000	Morgan Stanley Capital I Trust 2007-IQ15 (b,d)			6.1280	6/11/2049	104,161
291,019	Morgan Stanley Capital I Trust 2011-C1 XA (b,d)			0.4261	9/15/2047	468
165,000	Morgan Stanley Capital I Trust 2017-ASHF D (b,c)		1 Month LIBOR + 2.20	2.9046	11/15/2034	129,080
247,000	Morgan Stanley Capital I Trust 2017-ASHF E (b,c)		1 Month LIBOR + 3.15	3.8546	11/15/2034	135,388
187,000	Morgan Stanley Capital I Trust 2017-ASHF F (b,c)		1 Month LIBOR + 4.35	5.0546	11/15/2034	99,584
150,000	Morgan Stanley Capital I Trust 2018-SUN (b,c)		1 Month LIBOR + 3.05	3.7546	7/15/2035	109,032
1,246,000	Morgan Stanley Capital I Trust 2019-PLND (b,c)		1 Month LIBOR + 1.30	2.0046	5/15/2036	1,141,757
745,000	Natixis Commercial Mortgage Securities Trust 2018-850T (b,c)		1 Month LIBOR + 1.15	1.8581	7/15/2033	707,636
100,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 C (b,c)		1 Month LIBOR + 2.20	3.8585	6/15/2035	86,201
283,000	Rosslyn Portfolio Trust 2017-ROSS A (b,c)		1 Month LIBOR + 0.95	1.9390	6/15/2033	248,367
283,000	Rosslyn Portfolio Trust 2017-ROSS B (b,c)		1 Month LIBOR + 1.25	2.2390	6/15/2033	246,221
747,924	Shelter Growth CRE 2019-FL2 Issuer Ltd. (b,c)		1 Month LIBOR + 2.30	3.0046	5/15/2036	646,297
472,188	SLIDE 2018-FUN (b,c)		1 Month LIBOR + 3.00	3.7046	6/15/2031	391,251
726,583	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,d)			2.1740	8/10/2049	25,756
3,887,343	UBS Commercial Mortgage Trust 2012-C1 XA (b,d,g)			2.0743	5/10/2045	118,974
32,667	Velocity Commercial Capital Loan Trust 2016-2 AFX (b,d)			2.9969	10/25/2046	32,642
332,437	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,d)			3.0000	5/25/2047	327,888
593,130	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,d)			3.0700	11/25/2047	577,119
42,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)			3.9380	8/15/2050	34,099
4,787,606	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)			1.2989	2/15/2048	228,723
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 (b)			3.1230	3/15/2059	105,663
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	COMMERCIAL MBS - 7.4% (Continued)
84,000	Wells Fargo Commercial Mortgage Trust 2019-C50 B			4.1920	5/15/2052	66,600
84,000	Wells Fargo Commercial Mortgage Trust 2019-C50 C			4.3450	5/15/2052	55,462
6,242,099	Wells Fargo Commercial Mortgage Trust 2019-C51 (d,g)			1.3803	6/15/2052	554,742
648,164	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,d)			1.9079	8/15/2045	20,328
687,693	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,d)			2.0761	11/15/2045	25,982
						27,904,778
	COMMERCIAL SERVICES - 0.4%
600,000	Adani Ports & Special Economic Zone Ltd.			3.9500	1/19/2022	572,170
365,000	Cintas Corp.			2.9000	4/1/2022	365,074
52,619	INVEPAR A-1 **** (a, b, h)			0.0000	12/30/2028	225,008
290,000	PayPal Holdings, Inc.			2.2000	9/26/2022	288,666
						1,450,918
	DISTRIBUTION / WHOLESALE - 0.0% *
20,000	Performance Food Group, Inc. (b)			5.5000	10/15/2027	18,550

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
165,000	Air Lease Corp.			2.5000	3/1/2021	151,756
165,000	Air Lease Corp.			3.2500	3/1/2025	129,315
180,000	American Express Co.			3.4000	2/22/2024	187,714
285,000	Avolon Holdings Funding Ltd. (b)			3.6250	5/1/2022	252,642
120,000	Capital One Financial Corp.			2.4000	10/30/2020	119,752
165,000	Capital One Financial Corp.			3.2000	1/30/2023	163,088
190,000	Capital One Financial Corp. (c)		3 Month LIBOR + 0.72	2.4895	1/30/2023	177,578
125,000	Discover Financial Services			4.1000	2/9/2027	122,493
106,651	Interoceanica IV Finance Ltd. ****			0.000	11/30/2025	90,653
25,000	Nationstar Mortgage Holdings, Inc. (b)			8.1250	7/15/2023	24,445
15,000	Navient Corp.			5.0000	3/15/2027	12,895
200,000	Operadora de Servicios Mega SA de CV Sofom ER (b)			8.2500	2/11/2025	136,250
184,268	PERU ENHANCED PASS-THRU ****			0.0000	6/2/2025	167,684
634,121	SPARC EM SPC Panama Metro Line 2 SP ****			0.0000	12/5/2022	583,391
95,000	Synchrony Financial			3.9500	12/1/2027	84,415
200,000	Unifin Financiera SAB de CV SOFOM ENR			7.2500	9/27/2023	139,002
200,000	Unifin Financiera SAB de CV SOFOM ENR (c)		5 Year Treasury + 6.31	8.8750	7/29/2066	120,002
						2,663,075
	ELECTRIC - 0.6%
200,000	AES Andres BV (b)			7.9500	5/11/2026	185,300
200,000	AES Andres BV			7.9500	5/11/2026	185,300
800,000	AES Gener SA (b,c)		5 Year Swap + 4.64	7.1250	3/26/2079	625,681
200,000	Colbun SA			4.5000	7/10/2024	202,747
120,000	DTE Energy Co.			2.2500	11/1/2022	118,584
85,000	Georgia Power Co.			2.2000	9/15/2024	79,733
200,000	Israel Electric Corp Ltd.			6.8750	6/21/2023	219,662
100,000	Monongahela Power Co. (b)			5.4000	12/15/2043	111,549
400,000	Perusahaan Listrik Negara PT			5.5000	11/22/2021	402,000
184,000	Star Energy Geothermal Wayang Windu Ltd.			6.7500	4/24/2033	165,681
						2,296,237
	ENGINEERING & CONSTRUCTION - 0.0% *
30,000	AECOM			5.1250	3/15/2027	27,000

	ENTERTAINMENT - 0.0% *
25,000	Eldorado Resorts, Inc.			6.0000	4/1/2025	22,500
10,000	Lions Gate Capital Holdings LLC (b)			6.3750	2/1/2024	8,800
						31,300
	ENVIRONMENTAL CONTROL - 0.1%
290,000	Republic Services, Inc.			2.5000	8/15/2024	292,309
30,000	Tervita 2018 Escrow Corp. (b)			7.6250	12/1/2021	21,000
80,000	Waste Management, Inc.			2.9500	6/15/2024	81,332
						394,641
	FOOD - 0.3%
20,000	Albertsons Cos., Inc. (b)			4.6250	1/15/2027	19,900
400,000	Grupo Bimbo SAB de CV (c)		5 Year Treasury + 3.28	5.9500	7/17/2166	373,760
200,000	MARB Bond Co. PLC			6.8750	1/19/2025	180,250
300,000	MARB Bond Co. PLC			7.0000	3/15/2024	267,000
55,000	Mondelez International, Inc.			3.6250	5/7/2023	57,712
195,000	Mondelez International, Inc.			3.0000	5/7/2020	193,050
175,000	Smithfield Foods, Inc. (b)			4.2500	2/1/2027	162,322
25,000	Sysco Corp.			5.9500	4/1/2030	26,246
						1,280,240
	FOREST PRODUCTS & PAPER - 0.1%
400,000	Inversiones CMPC SA/Cayman Islands Branch			4.5000	4/25/2022	385,975

	GAS - 0.0% *
85,000	Brooklyn Union Gas Co. (b)			4.4870	3/4/2049	90,126

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	HEALTHCARE - SERVICES - 0.1%
25,000	Anthem, Inc.			2.3750	1/15/2025	24,754
270,000	Anthem, Inc.			2.5000	11/21/2020	269,026
15,000	Anthem, Inc.			3.3000	1/15/2023	15,226
15,000	LifePoint Health, Inc. (b)			4.3750	2/15/2027	14,130
15,000	Radiology Partners, Inc. (b)			9.2500	2/1/2028	12,986
						336,122
	HOME EQUITY ABS - 0.3%
100,953	Bayview Financial Acquisition Trust 2007-A 1A5 (f)			6.1010	5/28/2037	101,840
192,230	GSAA Home Equity Trust 2007-10 A1A			6.0000	11/25/2037	143,165
1,087,163	Nomura Home Equity Loan Trust Series 2007-1 2A2 (c)		1 Month LIBOR + 0.16	1.1066	2/25/2037	1,003,523
						1,248,528
	HOUSEHOLD PRODUCTS / WARES - 0.0% *
20,000	Kronos Acquisition Holdings, Inc. (b)			9.0000	8/15/2023	16,400

	INSURANCE - 0.3%
185,000	Athene Global Funding (b)			3.0000	7/1/2022	182,086
5,000	Equitable Holdings, Inc.			3.9000	4/20/2023	4,955
270,000	Equitable Holdings, Inc. (b)			3.9000	4/20/2023	267,586
15,000	GTCR AP Finance, Inc. (b)			8.0000	5/15/2027	13,800
270,000	Marsh & McLennan Cos, Inc. (c)		3 Month LIBOR + 1.20	2.5746	12/29/2021	270,246
180,000	Prudential Financial, Inc.			3.5000	5/15/2024	185,745
75,000	Prudential Financial, Inc.			3.9050	12/7/2047	72,106
95,000	Willis North America, Inc.			4.5000	9/15/2028	104,374
						1,100,898
	INTERNET - 0.1%
285,000	eBay Inc			2.7500	1/30/2023	279,603
130,000	Expedia Group, Inc. (b)			3.2500	2/15/2030	108,822
						388,425
	INVESTMENT COMPANIES - 0.1%
200,000	Grupo de Inversiones Suramericana SA			5.7000	5/18/2021	199,202
15,000	Icahn Enterprises LP (b)			5.2500	5/15/2027	13,856
						213,058
	IRON/STEEL - 0.0% *
100,000	CSN Islands XII Corp.			7.0000	12/23/2167	59,000

	LEISURE TIME - 0.0% *
40,000	Royal Caribbean Cruises Ltd.			3.7000	3/15/2028	25,171
30,000	Viking Cruises Ltd. (b)			5.8750	9/15/2027	17,553
						42,724
	LODGING - 0.0% *
200,000	Gohl Capital Ltd.			4.2500	1/24/2027	163,887

	MACHINERY - DIVERSIFIED - 0.0% *
40,000	John Deere Capital Corp.			2.6000	3/7/2024	40,237

	MEDIA - 0.2%
15,000	Cengage Learning, Inc. (b)			9.5000	6/15/2024	11,100
175,000	Charter Communications Operating LLC / Charter Communications Operating Capital			4.9080	7/23/2025	185,779
5,000	DISH DBS Corp.			5.8750	11/15/2024	4,862
15,000	Nexstar Broadcasting, Inc. (b)			5.6250	7/15/2027	14,662
581,000	VTR Finance BV			6.8750	1/15/2024	527,252
						743,655
	MINING - 0.3%
200,000	Corp Nacional del Cobre de Chile			3.8750	11/3/2021	203,252
100,000	Freeport-McMoRan, Inc.			3.5500	3/1/2022	96,625
250,000	Freeport-McMoRan, Inc.			4.5500	11/14/2024	235,500
60,000	Freeport-McMoRan, Inc.			5.4500	3/15/2043	53,700
500,000	Southern Copper Corp.			5.3750	4/16/2020	497,502
200,000	Vedanta Resources PLC			6.1250	8/9/2024	77,959
						1,164,538
	MISCELLANEOUS MANUFACTURING - 0.1%
10,000	Gates Global LLC (b)			6.2500	1/15/2026	8,850
215,000	General Electric Co.			2.7000	10/9/2022	208,849
						217,699
	MUNICIPAL - 0.0% *
50,000	State of California			7.55	4/1/2039	81,135
35,000	Missouri Highway & Transportation Commission			5.063	5/1/2024	39,685
						120,820
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	OIL & GAS - 0.8%
300,000	CNOOC Finance 2012 Ltd.			3.8750	5/2/2022	308,695
400,000	CNPC General Capital Ltd.			3.9500	4/19/2022	423,791
480,000	Delek & Avner Tamar Bond Ltd. (b)			4.4350	12/30/2020	477,096
200,000	Gran Tierra Energy International Holdings Ltd.			-	2/15/2025	49,500
15,000	Hilcorp Energy I LP / Hilcorp Finance Co. (b)			6.2500	11/1/2028	6,600
95,000	Marathon Petroleum Corp.			5.1250	12/15/2026	94,053
200,000	Medco Bell Pte Ltd. (b)			6.3750	1/30/2027	115,999
6,000	MEG Energy Corp. (b)			7.0000	3/31/2024	2,767
30,000	MEG Energy Corp. (b)			7.1250	2/1/2027	14,824
110,000	Occidental Petroleum Corp			2.9000	8/15/2024	60,206
200,000	ONGC Videsh Ltd.			3.7500	5/7/2023	194,393
500,000	ONGC Videsh Vankorneft Pte Ltd.			2.8750	1/27/2022	488,252
20,000	Parkland Fuel Corp. (b)			5.8750	7/15/2027	18,748
100,000	Petrobras Global Finance BV			4.3750	5/20/2023	96,000
400,000	Reliance Holding USA, Inc.			5.4000	2/14/2022	406,944
15,000	Sunoco LP / Sunoco Finance Corp.			6.0000	4/15/2027	12,900
20,875	Transocean Guardian Ltd. (b)			5.8750	1/15/2024	16,700
15,000	Transocean, Inc. (b)			8.0000	2/1/2027	7,125
35,000	Transocean Poseidon Ltd. (b)			6.8750	2/1/2027	28,350
						2,822,943
	OIL & GAS SERVICES - 0.1%
120,000	Halliburton Co.			2.9200	3/1/2030	92,720
270,000	Schlumberger Holdings Corp. (b)			3.7500	5/1/2024	255,493
						348,213
	OTHER ABS - 15.7%
146,058	AASET 2018-1 US Ltd. A (b)			3.8440	1/16/2038	121,221
482,175	AASET 2019-2 US Ltd. A (b)			3.3760	10/16/2039	344,584
696,822	Adams Mill CLO Ltd. (b,c)		3 Month LIBOR + 1.10	2.9312	7/15/2026	690,884
2,000,000	AIMCO CLO Series 2015-AA AR (b,c)		3 Month LIBOR + 0.85	2.6813	1/15/2028	1,913,998
2,824,897	Ajax Mortgage Loan Trust 2019-C A (b,d)			3.9500	10/25/2058	2,761,339
500,000	Apidos CLO XXI 2015-21A ER (b,c,h)		3 Month LIBOR + 8.25	10.0691	7/18/2027	303,324
500,000	Apidos CLO XXIV 2016-24A DR (b,c)		3 Month LIBOR + 5.80	7.6191	10/20/2030	315,523
500,000	Atrium XIII E (b,c)		3 Month LIBOR + 6.05	7.8563	11/21/2030	321,548
500,000	Atrium XIV 14A E (b,c)		3 Month LIBOR + 5.65	7.4926	8/23/2030	314,285
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. (b,c)		3 Month LIBOR + 1.14	2.9712	1/15/2028	960,455
1,750,000	Battalion CLO VII Ltd. 2014-7A A1RR (b,c)		3 Month LIBOR + 1.04	2.8761	7/17/2028	1,716,822
684,521	Bayview Opportunity Master Fund IVa Trust 2019-SBR1 (b,f)			3.4748	6/28/2034	686,911
748,000	BSPRT 2019-FL5 Issuer Ltd. (b,c)		1 Month LIBOR + 1.15	1.8546	5/9/2029	705,261
500,000	Canyon Capital CLO 2016-1 Ltd DR (b,c)		3 Month LIBOR + 5.75	4.6312	7/15/2031	385,653
500,000	Canyon Capital CLO 2016-1 Ltd ER (b,c)		3 Month LIBOR + 2.80	7.5813	7/15/2031	301,990
1,000,000	Carbone CLO Ltd. 2017-1A A1 (b,c)		3 Month LIBOR + 1.14	2.9666	1/20/2031	947,475
500,000	Carlyle Global Market Strategies CLO 2014-2R (b,c,h)		3 Month LIBOR + 5.35	7.0418	5/15/2031	294,310
1,000,000	Carlyle US CLO 2017-1 Ltd. A1A (b,c)		3 Month LIBOR + 1.30	3.1191	4/20/2031	959,917
1,000,000	Cathedral Lake CLO 2013 Ltd. (b,c)		3 Month LIBOR + 1.20	3.0313	10/15/2029	926,176
193,190	CENT CLO 19 Ltd. 2013-19A A1A (b,c)		3 Month LIBOR + 1.33	3.1045	10/29/2025	187,474
500,000	Chenango Park CLO Ltd. 2018-1A (b,c)		3 Month LIBOR + 5.80	7.6313	4/15/2030	314,927
288,884	Citicorp Residential Mortgage Trust Series 2007-2 A4 (f)			5.0698	6/25/2037	287,680
141,073	Consumer Loan Underlying Bond Credit Trust 2018-P1 A (b)			3.3900	7/15/2025	139,845
368,281	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)			3.4700	10/15/2025	363,234
821	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)			4.4229	4/25/2036	814
500,000	Dorchester Park CLO Ltd 2015-1A DR (b,c)		3 Month LIBOR + 2.40	4.2191	4/20/2028	414,388
500,000	Dryden 40 Senior Loan Fund 2015-40A (b,c)		3 Month LIBOR + 5.75	7.4418	8/15/2031	287,558
500,000	Fillmore Park CLO Ltd 2018-1A D (b,c)		3 Month LIBOR + 2.90	4.7312	7/15/2030	378,035
500,000	Fillmore Park CLO Ltd 2018-1A E (b,c)		3 Month LIBOR + 5.40	7.2313	7/18/2030	306,571
687,119	Freed ABS Trust 2020-1 (b)			2.5200	3/18/2027	652,770
26,088	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 (b,c)		3 Month LIBOR + 1.13	2.9491	4/18/2026	26,092
1,500,000	Hayfin Kingsland VIII Ltd. (c)		3 Month LIBOR + 1.12	2.9391	4/20/2031	1,413,838
536,754	Hilton Grand Vacations Trust 2018-A (b)			3.5400	2/25/2032	535,124
928,294	Horizon Aircraft Finance II Ltd. (b)			6.9000	7/15/2039	621,972
918,798	Invitation Homes 2017-SFR2 Trust A (b,c)		1 Month LIBOR + 0.85	1.6501	12/17/2036	833,875
1,360,925	Invitation Homes 2018-SFR1 Trust A (b,c)		1 Month LIBOR + 0.70	1.5001	3/17/2037	1,242,123
255,000	Invitation Homes 2018-SFR1 Trust C (b,c)		1 Month LIBOR + 1.25	2.0501	3/17/2037	219,344
170,000	Invitation Homes 2018-SFR1 Trust D (b,c)		1 Month LIBOR + 1.45	2.2501	3/17/2037	141,844
1,000,000	Jefferson Mill CLO Ltd. 2015-1A (b,c)		3 Month LIBOR + 1.18	2.9941	10/20/2031	948,298
975,000	Jimmy Johns Funding LLC 2017-1A (b)			3.6100	7/30/2047	963,017
1,516,045	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5(c)		1 Month LIBOR + 0.24	1.1866	8/25/2036	727,866
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. (b,c)		3 Month LIBOR + 5.60	7.4426	7/16/2031	294,381
500,000	LCM XIV LP DR (b,c)		3 Month LIBOR + 2.75	4.5691	7/20/2031	338,056
500,000	LCM XIV LP ER (b,c)		3 Month LIBOR + 5.50	7.3191	7/20/2031	274,670
500,000	LCM XVII LP 17A ER (b,c)		3 Month LIBOR + 6.00	7.8312	10/15/2031	293,425
2,767,605	Legacy Mortgage Asset Trust 2018-GS1 (b,f)			4.0000	3/25/2058	2,666,894
1,206,339	Legacy Mortgage Asset Trust 2019-GS1 (b,f)			4.0000	1/25/2059	1,088,184
1,712,191	Legacy Mortgage Asset Trust 2019-GS2 (b,f)			3.7500	1/25/2059	1,438,241
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	OTHER ABS - 15.7% (Continued)
747,000	LoanCore 2019-CRE2 Issuer Ltd. (b,c)		1 Month LIBOR + 1.50	2.2046	5/9/2036	638,204
241,862	MACH 1 Cayman 2019-1 Ltd. (b)			3.4740	10/15/2039	161,194
2,000,000	Madison Park Funding XI Ltd. (b,c)		3 Month LIBOR + 1.16	2.9662	7/23/2029	1,941,670
112,373	Marlette Funding Trust 2018-3 A (b)			3.2000	9/15/2028	111,617
397,178	Marlette Funding Trust 2019-4 (b)			2.3900	12/17/2029	382,848
132,841	Mosaic Solar Loans 2017-1 LLC A (b)			4.4500	6/20/2042	129,858
500,000	Myers Park CLO Ltd. 2018-1A (b,c)		3 Month LIBOR + 5.50	7.3191	10/20/2030	305,245
515,000	NLY Commercial Mortgage Trust (b,c)		1 Month LIBOR + 1.60	2.3046	2/15/2036	476,534
1,000,000	Ocean Trails CLO V 2014-5A (b,c)		3 Month LIBOR + 1.28	3.1279	10/13/2031	917,685
1,000,000	OCP CLO 2014-5 Ltd. A1R (b,c)		3 Month LIBOR + 1.08	2.8741	4/26/2031	939,959
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER (b,c)		3 Month LIBOR + 5.75	7.5861	7/17/2030	304,855
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR (b,c,h)		3 Month LIBOR + 8.09	9.9213	7/15/2030	243,215
500,000	Octagon Investment Partners 37 Ltd. 2018-2A C (b,c)		3 Month LIBOR + 2.85	4.6441	7/25/2030	354,515
500,000	Oxford Finance Funding 2020-1 LLC (b)			3.1010	2/15/2028	508,761
2,000,000	Park Avenue Institutional Advisers CLO Ltd 2016-1 (b,c)		3 Month LIBOR + 1.20	2.8828	8/23/2031	1,907,867
1,217,689	Pretium Mortgage Credit Partners I 2019-NPL2 LLC A1 (b,e,f)			3.8441	12/25/2058	1,212,917
399,000	Primose Funding LLC (b)			4.4750	7/30/2049	387,421
61,722	Prosper Marketplace Issuance Trust Series 2018-2 (b)			3.3500	10/15/2024	61,346
373,672	Prosper Marketplace Issuance Trust Series 2019-1 (b)			3.5400	4/15/2025	369,711
171,629	Prosper Marketplace Issuance Trust Series 2019-2 (b)			3.2000	9/15/2025	170,456
361,957	Prosper Marketplace Issuance Trust Series 2019-4 (b)			2.4800	2/17/2026	354,140
1,000,000	Regatta XIV Funding Ltd. 2018-3A (b,c)		3 Month LIBOR + 1.19	2.9841	10/25/2031	881,522
1,000,000	Romark WM-R Ltd 2018-1A A1 (b,c)		3 Month LIBOR + 1.03	2.8491	4/20/2031	917,500
389,559	SCF Equipment Leasing 2017-2A A LLC (b)			3.4100	12/20/2023	386,748
146,382	Sierra Timeshare 2016-2 Receivables Funding LLC (b)			2.3300	7/20/2033	144,369
359,355	Sierra Timeshare 2016-3 Receivables Funding LLC (b)			2.4300	10/20/2033	354,006
941,628	Small Business Lending Trust 2020-A (b)			2.6200	12/15/2026	949,471
59,084	Sofi Consumer Loan Program 2016-3 A LLC (b)			3.0500	12/26/2025	58,514
101,275	Springleaf Funding Trust 2016-A (b)			2.9000	11/15/2029	100,416
1,000,000	Steele Creek CLO 2018-2 Ltd (b,c)		3 Month LIBOR + 1.20	2.8918	8/18/2031	917,385
2,000,000	TES 2017-1A B LLC (b)			7.7400	10/20/2047	1,688,561
500,000	THL Credit Wind River 2014-1 CLO Ltd. (b,c)		3 Month LIBOR + 3.00	4.8191	7/18/2031	346,843
500,000	THL Credit Wind River 2018-2 Clo Ltd. (b,c)		3 Month LIBOR + 5.75	7.5813	7/15/2030	289,539
1,000,000	TICP CLO VI 2016-2 Ltd. (b,c)		3 Month LIBOR + 1.20	3.0313	1/15/2029	977,477
380,387	Triton Container Finance IV LLC 2017-2A (b)			3.6200	8/20/2042	332,260
479,095	Upstart Pass-Through Trust Series 2020-ST1 (b)			3.7500	2/20/2028	370,449
3,357,242	Vericrest Opportunity Loan Trust 2020-NPL2 (b,f)			2.9814	2/25/2050	2,758,216
644,441	VOLT LXIV LLC 2017-NP 11 (b,f)			3.3750	10/25/2047	586,881
500,000	Voya CLO 2018-2 Ltd. E (b,c)		3 Month LIBOR + 5.25	7.0813	7/15/2031	303,791
500,000	Voya CLO 2019-2 Ltd. (b,c)		3 Month LIBOR + 6.60	8.4191	7/20/2032	347,007
2,000,000	Wellfleet CLO 2016-1 Ltd. AR (b,c)		3 Month LIBOR + 0.91	2.7291	4/20/2028	1,958,105
276,587	Zais CLO 2 Ltd. 2014-2A A1AR (b,c)		3 Month LIBOR + 1.20	2.9941	7/25/2026	276,323
						59,197,617
	PACKAGING & CONTAINERS - 0.0% *
55,000	Packaging Corp of America			3.0000	12/15/2029	54,121
5,000	Silgan Holdings, Inc. (b)			4.1250	2/1/2028	4,612
85,000	WRKCo., Inc.			3.7500	3/15/2025	85,448
						144,181
	PHARMACEUTICALS - 0.6%
180,000	AbbVie, Inc. (b)			2.3000	11/21/2022	180,141
104,000	AbbVie, Inc.			4.7000	5/14/2045	116,812
365,000	Bristol-Myers Squibb Co. (b)			2.6000	5/16/2022	372,903
435,000	Cardinal Health, Inc.			2.6160	6/15/2022	437,321
340,000	Cigna Corp.			3.4000	9/17/2021	346,383
175,000	Cigna Corp. (c)		3 Month LIBOR + 0.89	2.8909	7/15/2023	162,714
115,000	Cigna Corp.			4.9000	12/15/2048	137,976
330,000	CVS Health Corp.			3.7000	3/9/2023	342,760
						2,097,010
	PIPELINES - 0.2%
15,000	Cheniere Energy Partners LP			5.6250	10/1/2026	13,800
130,000	Energy Transfer LP			4.7500	1/15/2026	118,504
80,000	Kinder Morgan Energy Partners LP			6.9500	1/15/2038	83,208
600,000	Oleoducto Central SA			4.0000	5/7/2021	570,000
105,000	Sabine Pass Liquefaction LLC			5.0000	3/15/2027	89,218
25,000	Targa Resources Partners LP (b)			5.5000	3/1/2030	19,310
						894,040
	REITS - 0.3%
175,000	Alexandria Real Estate Equities, Inc.			4.0000	1/15/2024	178,767
35,000	Alexandria Real Estate Equities, Inc.			4.8500	4/15/2049	36,939
80,000	American Tower Corp.			3.9500	3/15/2029	83,155
70,000	Crown Castle International Corp.			3.6500	9/1/2027	70,893
35,000	National Retail Properties Inc			2.5000	4/15/2030	31,139
80,000	Public Storage			3.3850	5/1/2029	80,194
210,000	Simon Property Group LP.			2.0000	9/13/2024	202,208
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	REITS - 0.3% (Continued)
5,000	VICI Properties LP / VICI Note Co., Inc. (b)			3.7500	2/15/2027	4,712
5,000	VICI Properties LP / VICI Note Co., Inc. (b)			4.1250	8/15/2030	4,681
270,000	Welltower, Inc.			3.6250	3/15/2024	265,001
180,000	Welltower, Inc.			3.9500	9/1/2023	178,282
						1,135,971
	RETAIL - 0.0% *
105,000	Home Depot, Inc.			3.9000	6/15/2047	116,071
20,000	IRB Holding Corp. (b)			6.7500	2/15/2026	15,758
						131,829
	SEMICONDUCTORS - 0.2%
330,000	Analog Devices Inc			2.9500	1/12/2021	330,356
320,000	Microchip Technology, Inc.			3.9220	6/1/2021	311,803
105,000	NXP BV / NXP Funding LLC (b)			3.8750	6/18/2026	102,145
						744,304
	SOFTWARE - 0.0% *
100,000	Oracle Corp.			2.5000	4/1/2025	100,946
60,000	Oracle Corp.			3.6000	4/1/2050	60,001
						160,947
	SOVERNEIGN - 0.3%
800,000	Dominican Republic International Bond			7.5000	5/6/2021	800,008
250,000	Wakala Global Sukuk Bhd			4.6460	7/6/2021	257,250
						1,057,258
	STUDENT LOAN ABS - 1.2%
591,786	AccessLex Institute 2004-2 A3 (c)		3 Month LIBOR + 0.19	1.9841	10/25/2024	573,373
490,948	AccessLex Institute 2007-A B (c)		3 Month LIBOR + 0.55	2.2292	2/25/2037	436,378
221,722	Commonbond Student Loan Trust 2017-BGS C (b)			4.4400	9/25/2042	225,385
487,700	Commonbond Student Loan Trust 2017-B-GS (b)			2.6800	9/25/2042	494,175
741,898	DRB Prime Student Loan Trust 2016-R (b)			3.0700	10/25/2044	748,614
12,000	Earnest Student Loan Program 2016-D LLC (b, h) ****			0.0000	1/25/2041	204,360
152,069	Earnest Student Loan Program 2017-A LLC (b)			2.6500	1/25/2041	151,526
500,135	Laurel Road Prime Student Loan Trust 2019-A (b)			2.3400	10/25/2048	496,569
293,606	SMB Private Education Loan Trust 2018-B A2B (b,c)		1 Month LIBOR + 0.72	1.4246	1/15/2037	267,078
518,259	Sofi Professional Loan Program 2018-D Trust (b)			3.1200	2/25/2048	520,569
8,000	SoFi Professional Loan Program 2020-Atrust (b)			0.0000	5/15/2046	439,051
						4,557,078
	TELECOMMUNICATIONS - 0.4%
300,000	AXIATA SPV2 BHD			3.4660	11/19/2020	300,043
500,000	AXIATA SPV2 BHD			3.4660	11/19/2020	500,072
200,000	C&W Senior Financing DAC			7.5000	10/15/2026	183,213
202,863	Digicel Group Ltd. (b)			9.1250	4/1/2024	25,358
15,000	GTT Communications, Inc. (b)			7.8750	12/31/2024	9,675
20,000	Intelsat Jackson Holdings SA (b)			8.5000	10/15/2024	12,594
200,000	Millicom International Cellular SA			6.0000	3/15/2025	193,252
200,000	Telefonica Chile SA			3.8750	10/12/2022	192,502
						1,416,709
	TRANSPORTATION - 0.1%
120,000	CSX Corp.			3.8000	11/1/2046	120,431
5,000	Kenan Advantage Group, Inc. (b)			7.8750	7/31/2023	4,197
330,000	Union Pacific Corp.			3.2000	6/8/2021	333,209
						457,837
	TRUCKING & LEASING - 0.1%
330,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)			2.7000	11/1/2024	307,925
85,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)			4.2000	4/1/2027	87,281
						395,206
	U.S. GOVERNMENT AGENCY - 3.1%
227,913	Fannie Mae REMICS 2005-2S (c,e,g)		6.60 - 1 Month LIBOR	5.6534	2/25/2035	45,908
326,236	Fannie Mae REMICS 2005-104 NI (c,e,g)		6.70 - 1 Month LIBOR	5.7534	3/25/2035	6,471
396,608	Fannie Mae REMICS 2006-99 AS (c,e,g)		6.58 - 1 Month LIBOR	5.6334	10/25/2036	83,139
244,202	Fannie Mae REMICS 2006-119 PS (c,e,g)		6.70 - 1 Month LIBOR	5.7534	12/25/2036	47,385
417,818	Fannie Mae REMICS 2006-126 CS (c,e,g)		6.70 - 1 Month LIBOR	5.7534	1/25/2037	85,092
276,588	Fannie Mae REMICS 2009-41 ZA (e)			4.5000	6/25/2039	303,482
214,460	Fannie Mae REMICS 2009-98 DZ (e)			4.5000	12/25/2039	227,947
408,510	Fannie Mae REMICS 2010-76 ZK (e)			4.5000	7/25/2040	457,028
243,359	Fannie Mae REMICS 2010-115 SE (c,e,g)		6.00 - 1 Month LIBOR	5.0534	10/25/2040	50,061
95,021	Fannie Mae REMICS 2010-134 CS (c,e,g)		6.68 - 1 Month LIBOR	5.7334	12/25/2025	8,253
95,021	Fannie Mae REMICS 2010-134 SE (c,e,g)		6.65 - 1 Month LIBOR	5.7034	12/25/2025	8,949
224,762	Fannie Mae REMICS 2010-142 SC (c,e,g)		6.60 - 1 Month LIBOR	5.6534	12/25/2040	54,737
202,642	Fannie Mae REMICS 2011-18 UZ (e)			4.0000	3/25/2041	222,193
263,285	Fannie Mae REMICS 2011-74 KL (e)			5.0000	6/25/2040	294,885
538,345	Fannie Mae REMICS 2011-93 ES (c,e,g)		6.50 - 1 Month LIBOR	5.5534	9/25/2041	106,521
717,742	Fannie Mae REMICS 2012-3 DS (c,e,g)		5.95 - 1 Month LIBOR	5.0034	2/25/2042	125,042
2,157,493	Fannie Mae REMICS 2012-20 SA (c,e,g)		6.45 - 1 Month LIBOR	5.5034	3/25/2042	350,750
1,361,869	Fannie Mae REMICS 2013-74 YS (c,e)		6.00 - (1.5 * 1 Month LIBOR)	4.5801	7/25/2043	1,371,023
601,482	Fannie Mae REMICS 2013-122 DS (c,e)		5.40 - (1.2 * 1 Month LIBOR)	4.2640	7/25/2043	601,880
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	U.S. GOVERNMENT AGENCY - 3.1% (Continued)
733,633	Fannie Mae REMICS 2014-73 PS (c,e,g)		6.20 - 1 Month LIBOR	5.2534	11/25/2044	128,762
782,200	Fannie Mae REMICS 2018-21 PO (e) ***			0.0000	4/24/2048	713,590
178,406	Freddie Mac REMICS 2663 ZP (e)			5.0000	8/15/2033	202,609
81,720	Freddie Mac REMICS 2909 Z (e)			5.0000	12/15/2034	93,195
169,917	Freddie Mac REMICS 3257 SI (c,e,g)		6.32 - 1 Month LIBOR	5.6154	12/15/2036	32,845
710,630	Freddie Mac REMICS 3404 SA (c,e,g)		6.00 - 1 Month LIBOR	5.2954	1/15/2038	147,464
654,902	Freddie Mac REMICS 3753 SB (c,e,g)		6.00 - 1 Month LIBOR	5.2954	11/15/2040	137,146
95,376	Freddie Mac REMICS 3770 SP (c,e,g)		6.50 - 1 Month LIBOR	5.7954	11/15/2040	10,628
21,426	Freddie Mac REMICS 3818 JA (e)			4.5000	1/15/2040	21,534
386,860	Freddie Mac REMICS 3926 FS (c,e,g)		6.58 - 1 Month LIBOR	5.8754	9/15/2041	91,965
375,825	Freddie Mac REMICS 3957 DZ (e)			3.5000	11/15/2041	407,080
649,020	Freddie Mac REMICS 3984 DS (c,e,g)		5.95 - 1 Month LIBOR	5.2454	1/15/2042	111,603
1,443,186	Freddie Mac REMICS 4089 SH (c,e,g)		6.00 - 1 Month LIBOR	5.2954	8/15/2042	206,987
1,009,903	Freddie Mac REMICS 4096 MS (c,e)		2.57 - (0.57 * 1 Month LIBOR)	1.7967	8/15/2042	976,980
409,882	Freddie Mac REMICS 4229 MS (c,e)		7.70 - (1.75 * 1 Month LIBOR)	6.4669	7/15/2043	485,286
2,135,716	Freddie Mac REMICS 4255 GS (c,e,g)		6.15 - 1 Month LIBOR	5.4454	9/15/2043	364,680
503,700	Freddie Mac REMICS 4291 MS (c,e,g)		5.90 - 1 Month LIBOR	5.1954	1/15/2054	89,666
1,421,356	Freddie Mac REMICS 4314 MS (c,e,g)		6.10 - 1 Month LIBOR	5.3954	7/15/2043	172,966
1,412,996	Government National Mortgage Association 2010-35 DS (c,e,g)		5.68 - 1 Month LIBOR	4.9071	3/20/2040	262,369
2,144,620	Government National Mortgage Association 2010-121 SE (c,e,g)		6.00 - 1 Month LIBOR	5.2271	9/20/2040	396,923
1,216,479	Government National Mortgage Association 2011-69 SC (c,e,g)		5.38 - 1 Month LIBOR	4.6071	5/20/2041	195,102
1,178,923	Government National Mortgage Association 2013-102 BS (c,e,g)		6.15 - 1 Month LIBOR	5.3771	3/20/2043	180,047
186,580	Government National Mortgage Association 2013-120 GS (c,e)		5.40 - (1.2 * 1 Month LIBOR)	4.4725	8/20/2043	188,697
305,217	Government National Mortgage Association 2013-148 DS (c,e,g)		5.68 - 1 Month LIBOR	4.9754	10/16/2043	57,845
1,210,023	Government National Mortgage Association 2013-186 SG (c,e,g)		6.25 - 1 Month LIBOR	5.5454	2/16/2043	177,926
1,525,827	Government National Mortgage Association 2014-5 SA (c,e,g)		5.55 - 1 Month LIBOR	4.7771	1/20/2044	276,120
1,851,930	Government National Mortgage Association 2014-58 SG (c,e,g)		5.60 - 1 Month LIBOR	4.8954	4/16/2044	271,380
1,539,965	Government National Mortgage Association 2014-76 SA (c,e,g)		5.60 - 1 Month LIBOR	4.8271	1/20/2040	271,465
677,336	Government National Mortgage Association 2014-95 CS (c,e,g)		6.25 - 1 Month LIBOR	5.5454	6/16/2044	142,884
1,432,012	Government National Mortgage Association 2014-145 CS (c,e,g)		5.60 - 1 Month LIBOR	4.8954	5/16/2044	232,659
835,128	Government National Mortgage Association 2014-156 PS (c,e,g)		6.25 - 1 Month LIBOR	5.4771	10/20/2044	143,074
767,246	Government National Mortgage Association 2018-97 HS (c,e,g)		6.20 - 1 Month LIBOR	5.4271	7/20/2048	124,123
1	Government National Mortgage Association 2018-164 SW (c,e,g)		6.10 - 1 Month LIBOR	5.3271	12/20/2048	-
						11,766,346
	TREASURY SECURITIES - 13.0%
40,000	United States Treasury Bond			2.7500	11/15/2042	51,741
490,000	United States Treasury Bond			3.1250	2/15/2043	671,147
290,000	United States Treasury Bond			3.6250	8/15/2043	428,135
390,000	United States Treasury Bond			3.7500	11/15/2043	587,133
600,000	United States Treasury Bond			2.7500	11/15/2047	795,867
1,200,000	United States Treasury Bond			2.0000	2/15/2050	1,390,176
643,507	^ United States Treasury Inflation Indexed Note			0.1250	10/15/2024	651,350
153,249	^ United States Treasury Inflation Indexed Note			0.8750	1/15/2029	166,464
1,520,000	United States Treasury Note			1.3750	9/15/2020	1,528,847
2,970,000	United States Treasury Note			2.8750	10/31/2020	3,017,218
3,470,000	United States Treasury Note			2.7500	11/30/2020	3,530,861
1,000,000	United States Treasury Note			2.7500	8/15/2021	1,035,391
3,430,000	United States Treasury Note			2.7500	9/15/2021	3,556,481
3,970,000	United States Treasury Note			1.5000	10/31/2021	4,050,796
90,000	United States Treasury Note			1.7500	11/30/2021	92,317
2,400,000	United States Treasury Note			0.3750	3/31/2022	2,406,937
4,500,000	United States Treasury Note			0.5000	3/15/2023	4,528,477
4,130,000	United States Treasury Note			1.6250	4/30/2023	4,298,588
4,730,000	United States Treasury Note			2.2500	12/31/2023	5,069,230
75,000	United States Treasury Note			2.2500	10/31/2024	81,398
1,700,000	United States Treasury Note			2.7500	2/28/2025	1,895,035
2,500,000	United States Treasury Note			0.5000	3/31/2025	2,515,625
120,000	United States Treasury Note			2.6250	1/31/2026	134,822
2,500,000	United States Treasury Note			0.6250	3/31/2027	2,512,500
285,000	United States Treasury Note			2.2500	8/15/2027	319,768
770,000	United States Treasury Note			2.2500	11/15/2027	865,769
500,000	United States Treasury Note			2.3750	5/15/2029	575,176
1,700,000	United States Treasury Note			1.5000	2/15/2030	1,830,356
						48,587,605
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Variable Rate	Interest Rate	Maturity	Value ($)
	WHOLE LOAN COLLATERAL - 8.0%
803,346	Alternative Loan Trust 2006-14CB			6.0000	6/25/2036	561,326
501,969	Alternative Loan Trust 2007-HY7C (c)		1 Month LIBOR + 0.14	1.0866	8/25/2037	372,591
58,882	Alternative Loan Trust 2007-J2			6.0000	7/25/2037	57,975
2,157,192	American Home Mortgage Investment Trust 2006-1 2A1 (c)		6 Month LIBOR + 1.75	3.2833	12/25/2035	792,141
151,629	Angel Oak Mortgage Trust I LLC 2018-3 A1 (b,d)			3.6490	9/25/2048	148,592
176,900	Angel Oak Mortgage Trust I LLC 2018-3 A2 (b,d)			3.7510	9/25/2048	173,385
176,900	Angel Oak Mortgage Trust I LLC 2018-3 A3 (b,d)			3.8530	9/25/2048	173,440
1,705,179	BCAP LLC 2010-RR6 Trust 1716 (b,d)			6.0000	7/26/2036	1,264,682
53,160	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A			5.0000	5/25/2034	54,546
737,244	BRAVO Residential Funding Trust 2019-NQM1 A2 (b,d)			2.8920	7/25/2059	720,001
737,244	BRAVO Residential Funding Trust 2019-NQM1 A3 (b,d)			2.9960	7/25/2059	721,095
369,618	CHL Mortgage Pass-Through Trust 2007-5			5.7500	5/25/2037	259,841
2,000,000	CIM Trust 2016-1RR B2 (b,d)			7.0297	7/26/2055	1,831,425
2,000,000	CIM Trust 2016-2RR B2 (b,d)			8.5924	2/27/2056	1,850,995
2,000,000	CIM Trust 2016-3RR B2 (b,d)			8.6763	2/27/2056	1,839,721
383,502	CHL Mortgage Pass-Through Trust 2007-12			5.7500	8/25/2037	296,145
65,569	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1			5.5000	1/25/2022	62,515
372	Citicorp Mortgage Securities Trust Series 2007-2			5.5000	2/25/2037	370
990,134	Citigroup Mortgage Loan Trust 2011-12 (b,d)			3.9461	4/25/2036	769,269
375,233	COLT 2018-3 Mortgage Loan Trust (b,d)			3.7630	10/26/2048	371,258
333,540	COLT 2018-3 Mortgage Loan Trust (b,d)			3.8650	10/26/2048	330,257
125,566	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3			5.2500	9/25/2035	115,348
709,442	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12			5.5000	10/25/2035	550,233
139,863	CSMC Mortgage-Backed Trust 2006-7 1A3			5.0000	8/25/2036	125,549
269,980	CSMC Mortgage-Backed Trust 2006-9 2A1			5.5000	11/25/2036	230,542
352,317	CSMC Mortgage-Backed Trust 2007-1 5A14			6.0000	2/25/2037	268,407
435,458	Deephaven Residential Mortgage Trust 2018-3 (b,d)			3.8910	8/25/2058	426,899
1,000,000	FMC GMSR Issuer Trust 2019-GT1 A (b,d)			5.0700	5/25/2024	985,541
1,000,000	FMC GMSR Issuer Trust 2019-GT1 B (b,d)			5.6600	5/25/2024	961,805
146,385	First Horizon Alternative Mortgage Securities Trust 2005-AA4 (d)			3.6091	5/25/2035	102,232
207,456	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)			4.4420	11/25/2035	169,386
485,452	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)			4.0497	1/25/2036	425,583
313,653	GSR Mortgage Loan Trust 2007-1F 2A2			5.5000	1/25/2037	366,540
638,779	Homeward Opportunities Fund I Trust 2018-1 A2 (b,d)			3.8970	6/25/2048	616,994
731,935	Homeward Opportunities Fund I Trust 2018-1 A3 (b,d)			3.9990	6/25/2048	707,184
6,754	JP Morgan Mortgage Trust 2007-S1 1A1			5.0000	3/25/2022	6,513
783,479	JP Morgan Mortgage Trust 2007-S2 1A11			6.0000	6/25/2037	486,394
358,650	Lehman Mortgage Trust 2006-1 1A3			5.5000	2/25/2036	262,920
204,359	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)			4.3441	4/25/2036	157,913
1,000,000	Mello Warehouse Securitization Trust 2019-1 (b,c)		1 Month LIBOR + 5.50	6.4466	6/25/2052	824,202
502,523	Merrill Lynch Mortgage Investors Trust Series 2006-AF2			6.2500	10/25/2036	364,881
3,067	Morgan Stanley Mortgage Loan Trust 2004-1 1A1			5.0000	11/25/2033	2,854
154,881	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)			5.0344	6/25/2036	117,756
880,357	Morgan Stanley Mortgage Loan Trust 2007-12 3A4			6.2500	8/25/2037	565,388
58,526	Morgan Stanley Reremic Trust 2012-R3 2A (b,c)		1 Month LIBOR + 0.23	1.1766	2/26/2037	58,441
1,023,682	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)			5.9950	3/25/2047	912,863
4,695	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)			5.6750	12/25/2035	4,626
154,202	PHH Alternative Mortgage Trust Series 2007-2 3A1			6.0000	5/25/2037	130,498
762,037	PRPM 2019-1 LLC (b,f)			4.5000	1/25/2024	769,280
1,173,732	Radnor RE 2019-2 Ltd. (b,c)		1 Month LIBOR + 1.20	2.1466	6/25/2029	1,158,298
247,901	RALI Series 2006-QA1 1A21 Trust (d)			4.6816	1/25/2036	208,247
218,684	RALI Series 2006-QS10 Trust A9			6.5000	8/25/2036	197,789
420,964	RALI Series 2006-QS12 2A3 Trust			6.0000	9/25/2036	368,023
298,434	RALI Series 2007-QS6 A6 Trust			6.2500	4/25/2037	259,688
370,834	Residential Asset Securitization Trust 2006-A2			6.0000	1/25/2046	223,957
231,782	Residential Asset Securitization Trust 2006-A6 2A11			6.0000	7/25/2036	174,746
506,311	Residential Asset Securitization Trust 2007-A1 A8			6.0000	3/25/2037	260,692
397,077	Residential Asset Securitization Trust 2007-A3 1A1 (c)		1 Month LIBOR + 0.45	1.3966	4/25/2037	119,838
51,793	Residential Asset Securitization Trust 2007-A3 1A2 (c)		46.38 - (7.67 * 1 Month LIBOR)	39.1258	4/25/2037	138,497
142,301	RFMSI Series 2006-S3 Trust A7			5.5000	3/25/2036	124,885
250,330	RFMSI Series 2006-S7 Trust A3			6.2500	8/25/2036	216,434
98,927	RFMSI Series 2006-S7 Trust A7			6.2500	8/25/2036	85,532
431,327	RFMSI Series 2007-S1 A5 Trust			6.0000	1/25/2037	383,370
161,162	RFMSI Series 2007-S2 A4 Trust			6.0000	2/25/2037	137,967
400,173	RFMSI Series 2007-S6 Trust 1A11			6.0000	6/25/2037	359,107
1,063,846	Starwood Mortgage Residential Trust 2018-IMC1 (b,d)			3.8950	3/25/2048	1,036,622
1,000,000	Toorak Mortgage Corp 2018-1 Ltd. (b,f)			4.3356	8/25/2021	997,390
						29,819,424

	TOTAL BONDS & NOTES (Cost - $240,793,279)					223,286,889
Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares						Value ($)
	WARRANT - 0.0%* (i)
43,904	OAS SA WARRANT (a,h) (Cost - $11,414)					-

	SHORT-TERM INVESTMENTS - 0.0%*
	U.S. TREASURY BILLS - 0.0%*			Yield **
15,000	United States Treasury Bill			0.0100	11/5/2020	14,993
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,860)					14,993

Contracts		Notional	Counterparty			Value ($)
	PURCHASED OPTIONS (a,i) - 21.3%
819,984	ISAM, August 2021, Call @ 0.001	29,158,631	Nomura			29,212,145
629,039	WNTN, August 2021, Call @ 0.001	50,901,836	Nomura			50,941,683
	TOTAL PURCHASED OPTIONS (Cost - $79,864,368)					80,153,828

	TOTAL INVESTMENTS - 80.5% (Cost - $321,621,223)					$ 303,481,778
	OTHER ASSETS LESS LIABILITIES - 19.5%					73,611,374
	TOTAL NET ASSETS - 100.0%					$ 377,093,152

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	LIBOR - London Interbank Offered Rate
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
	SOFRRATE - Secured Overnight Financing Rate
^	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
*	Represents a percentage less than 0.05%
**	Represents annualized yield at date of purchase for discount securities.
***	Principal only bond.
****	Zero coupon bond.
(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of March 31, 2020.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $109,325,626 or 29.0% of net assets.
(c)	Variable rate security; the rate shown represents the rate as of March 31, 2020.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2020.
(g)	Interest only bond.
(h)	Illiquid holdings.
(i)	Non-income producing.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at December 31, 2019	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	50	2 Year T Note Future			Jun-20	11,019,141	$ 797	0.00%
	255	Aluminum LME Future			Apr-20	9,572,063	(1,291,605)	(0.34)%
	166	Aluminum LME Future			May-20	6,284,138	(461,836)	(0.12)%
	142	Australian 3 Year Bond Future			Jun-20	10,195,540	33,460	0.01%
	143	Australian 10 Year Bond Future			Jun-20	13,204,543	14,871	0.00%
	61	Canadian Bond Future			Jun-20	6,380,711	(13,230)	(0.00)%
	188	Copper LME Future			Apr-20	23,233,275	(4,903,988)	(1.30)%
	62	Copper LME Future			May-20	7,667,075	(1,041,369)	(0.28)%
	33	E-Mini S&P 500 Future			Jun-20	4,240,005	142,653	0.04%
	32	Euro BTP Future			Jun-20	4,991,660	(177,445)	(0.05)%
	67	Euro Bund Future			Jun-20	12,749,817	(203,721)	(0.05)%
	33	Euro Oat Future			Jun-20	6,086,829	(152,790)	(0.04)%
	36	Gilts Future			Jun-20	6,089,327	22,729	0.01%
	73	Nickel LME Future			Apr-20	5,012,034	(792,243)	(0.21)%
	34	Ultra T Bond Future			Jun-20	7,543,750	664,906	0.18%
	99	US 10 Year Notes Future			Jun-20	13,730,063	517,578	0.14%
	55	US T Bond Future			Jun-20	9,848,438	669,781	0.18%
						Subtotal	$ (6,971,452)

	Number of Contracts	Description			Expiration Date	Notional Value at December 31, 2019	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	88	5 Year T Note Future			Jun-20	11,031,625	$ (317,227)	(0.08)%
	255	Aluminum LME Future			Apr-20	9,572,063	1,794,334	0.48%
	238	Aluminum LME Future			Jul-20	9,094,575	716,518	0.19%
	112	Aluminum LME Future			Jun-20	4,263,000	505,336	0.13%
	184	Aluminum LME Future			May-20	6,965,550	1,209,241	0.32%
	188	Copper LME Future			Apr-20	23,233,275	4,100,249	1.09%
	63	Copper LME Future			May-20	7,790,738	1,090,289	0.29%
	52	Copper LME Future			Jun-20	6,435,975	664,463	0.18%
	63	Copper LME Future			Jul-20	7,805,306	167,740	0.04%
	249	Corn Future			May-20	4,242,338	326,425	0.09%
	317	ERX Bund Future			Jun-20	39,230,902	44,841	0.01%
	16	Japan Government Bond Future			Jun-20	22,699,975	70,021	0.02%
	133	Live Cattle Future			Jun-20	4,898,390	114,720	0.03%
	73	Nickel LME Future			Apr-20	5,012,034	686,093	0.18%
	63	Nickel LME Future			Apr-31	4,344,921	248,806	0.07%
	111	Silver CMX Future			May-20	7,856,580	(706,530)	(0.19)%
	120	Soybeans Future			May-20	5,316,000	(54,300)	(0.01)%
						Subtotal	10,661,019

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	4/2/2020	USD	13,100,000	BRL	58,049,250	$ 13,099,315	$ 1,948,054	0.52%
	4/29/2020	USD	4,000,000	KRW	4,925,210,000	3,996,868	43,774	0.01%
	5/5/2020	USD	8,900,000	BRL	45,542,680	8,917,986	169,237	0.04%
	To Sell:
	4/2/2020	USD	13,100,000	BRL	66,288,400	$ 13,099,315	$ (365,314)	(0.10)%
	4/29/2020	USD	4,900,000	KRW	6,015,165,200	4,896,163	(38,678)	(0.01)%
	4/30/2020	USD	20,700,000	INR	1,487,446,470	20,928,769	(1,184,405)	(0.31)%
	4/30/2020	USD	17,400,000	INR	1,339,750,420	17,592,299	(191,548)	(0.05)%
	4/30/2020	USD	9,200,000	IDR	128,121,690,000	9,236,971	(1,365,430)	(0.36)%
	4/30/2020	USD	6,400,000	IDR	105,168,460,000	6,425,719	(35,621)	(0.01)%
	4/30/2020	USD	4,500,000	RUB	346,279,266	4,521,505	(113,370)	(0.03)%
	4/30/2020	USD	4,500,000	RUB	356,886,118	4,521,505	(21,655)	(0.01)%
	5/29/2020	USD	10,300,000	INR	755,129,280	10,498,557	(474,971)	(0.13)%
	5/29/2020	USD	6,000,000	KRW	7,535,730,000	5,988,109	(194,204)	(0.05)%
	6/17/2020	CNH	30,000,000	USD	4,273,733	4,230,000	(47,620)	(0.01)%
	6/17/2020	ZAR	105,000,000	USD	6,485,185	5,886,720	(657,954)	(0.17)%
	6/30/2020	USD	8,100,000	INR	615,482,950	8,293,202	(123,281)	(0.03)%
						Subtotal	$ (2,652,986)

						All Other Investments	49,905,102
						Total Unrealized Appreciation of Purchased Option	50,941,683

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	50	2 Year T Note Future			Jun-20	11,019,141	$ 161,305	0.04%
	40	5 Year Cananda Bond Future			Jun-20	3,629,855	3,441	0.00%
	28	5 Year T Note Future			Jun-20	3,510,063	126,516	0.03%
	155	Aluminum LME Future			Jun-20	5,899,688	(550,241)	(0.15)%
	135	Australian 3 Year Bond Future			Jun-20	9,692,943	8,614	0.00%
	202	Australian Bills Future			Mar-21	8,838,529	83,351	0.02%
	129	ERX 2 Bund Future			Jun-20	15,964,626	(33,981)	(0.01)%
	18	ERX BOBL Future			Jun-20	2,684,703	(22,569)	(0.01)%
	130	Euribor Future			Mar-21	2,571,395	(51,529)	(0.01)%
	13	Gold CMX Future			Jun-20	2,075,580	78,670	0.02%
	151	Korean Bond Future			Jun-20	13,795,321	16,392	0.00%
	249	Short Sterling Future			Mar-21	2,752,672	73,193	0.02%
	53	Zinc LME Future			Jun-20	2,523,794	(21,730)	(0.01)%
						Subtotal	(128,568)

	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2020	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	217	Aluminum LME Future			Jun-20	8,259,563	$ 8,259,563	2.19%
	70	Aluminum LME Future			Jul-20	2,674,875	2,674,875	0.71%
	57	Aluminum LME Future			Aug-20	2,190,938	2,190,938	0.58%
	28	Copper LME Future			Jun-20	3,465,525	3,465,525	0.92%
	172	Corn Future			Dec-20	3,074,500	3,074,500	0.82%
	103	Lean Hogs Future			Jun-20	2,485,390	2,485,390	0.66%
	59	Live Cattle Future			Jun-20	2,172,970	2,172,970	0.58%
	59	Nickle LME Future			Jun-20	4,063,743	4,063,743	1.08%
	57	Soybeans Future			Nov-20	2,500,875	2,500,875	0.66%
	107	Zinc LME Future			Jun-20	5,095,206	5,095,206	1.35%
						Subtotal	35,983,585

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/17/2020	EUR	2,600,000	USD	2,892,971	$ 2,868,060	$ 16,484	0.00%
	6/17/2020	USD	8,614,925	BRL	40,068,881	8,655,667	958,435	0.25%
	6/17/2020	USD	7,900,000	IDR	118,033,739,000	8,011,790	760,033	0.20%
	6/17/2020	USD	6,600,000	SGD	9,142,650	6,591,987	162,876	0.04%
	6/17/2020	USD	4,450,000	HUF	1,352,516,962	4,443,541	304,839	0.08%
	6/17/2020	USD	4,100,000	PEN	14,097,080	4,111,826	5,121	0.00%
	6/17/2020	USD	4,000,000	THB	126,849,840	4,001,149	128,423	0.03%
	6/17/2020	USD	4,000,000	SGD	5,692,778	3,995,144	8,018	0.00%
	6/17/2020	USD	4,000,000	JPY	428,199,430	3,987,357	5,531	0.00%
	6/17/2020	USD	3,700,000	CZK	86,064,467	3,695,809	225,346	0.06%
	6/17/2020	USD	3,400,000	INR	254,674,750	3,477,380	96,827	0.03%
	6/17/2020	USD	2,900,000	CAD	3,891,486	2,896,750	130,292	0.03%
	6/17/2020	USD	2,700,000	TRY	16,952,710	2,760,203	197,461	0.05%
	6/17/2020	USD	2,600,000	CLP	2,111,109,890	2,590,270	121,961	0.03%
	6/17/2020	USD	2,200,000	PEN	7,774,108	2,206,346	58,376	0.02%
	6/17/2020	USD	2,200,000	CNH	15,536,584	2,202,024	11,365	0.00%
	To Sell:
	6/17/2020	IDR	109,111,310,000	USD	441,416,740	$ 6,703,581	$ (1,089,956)	(0.29)%
	6/17/2020	USD	9,200,000	PHP	485,117,500	9,336,084	(49,514)	(0.01)%
	6/17/2020	USD	9,100,000	ILS	109,590,660,000	9,073,415	(169,481)	(0.04)%
	6/17/2020	USD	8,600,000	ILS	6,977,939	8,574,876	(203,514)	(0.05)%
	6/17/2020	USD	7,900,000	PHP	14,514,937	8,016,854	(42,874)	(0.01)%
	6/17/2020	USD	7,016,004	BRL	295,798,880	7,049,185	(402,946)	(0.11)%
	6/17/2020	USD	3,500,000	JPY	485,117,500	3,488,938	(51,279)	(0.01)%
	6/17/2020	USD	3,300,000	HUF	109,590,660,000	3,295,210	(259,387)	(0.07)%
	6/17/2020	USD	2,800,000	INR	6,977,939	2,863,724	(158,584)	(0.04)%
	6/17/2020	USD	2,700,000	CZK	14,514,937	2,696,942	(228,142)	(0.06)%
	6/17/2020	USD	2,400,000	CHF	295,798,880	2,391,305	(6,445)	(0.00)%
						Subtotal	$ 529,266

						All Other Investments	(7,172,138)
						Total Unrealized Appreciation of Purchased Option	29,212,145

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).  The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

.

Fair Valuation Process –  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 26,068	$ -	$ -	$ 26,068
Bonds & Notes		-	223,286,889	-	223,286,889
U.S. Treasury Bills		-	14,993	-	14,993
Options		-	80,153,828	-	80,153,828
Total Investments		$ 26,068	$ 303,455,710	$ -	$ 303,481,778

The Fund did not hold any Level 3 securities during the period.

Altegris Advisors, L.L.C. (the “Advisor”) fair values ISAM and WNTN purchase options daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at March 31, 2020, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

Option Transactions - When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Futures Evolution	$ 321,758,247	$ 7,274,533	$ (25,551,002)	$ (18,276,469)